Share-Based Payments - Summary of Information Relating to the Options and Equity - Settled Instruments (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value of equity instruments granted [line items]
Weighted average share price during the year on the Johannesburg Stock Exchange (US$)	$ 9.25	$ 4.82	$ 3.46